Leases - Components of lease cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Finance lease cost:
Amortization of ROU assets	$ 15,406	$ 11,770
Interest on finance lease liabilities	18,265	17,315
Total finance lease cost	33,671	29,085
Sale leaseback financial obligations:
Interest on financial obligations	24,151	16,326
Depreciation on assets associated with sale leaseback financial obligations	17,715	14,652
Total financial obligation cost	41,866	30,978
Operating lease expense	28,876	22,470
Total lease costs	$ 104,413	$ 82,533